SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details)	6 Months Ended
	Sep. 30, 2022 USD ($) customer item	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 HKD ($)	Mar. 31, 2022 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 9,990,561			$ 21,925,322
Upper limit amount of deposits at each bank covered by insurance	70,289	¥ 500,000
Amount not covered by issuance	9,524,905
Maximum compensation limit	64,000		$ 500,000
Insurance coverage amount	250,000
Amount not covered by issuance	$ 252,265
Revenues | Customer Concentration Risk
Cash and Cash Equivalents [Line Items]
Number of customers | customer	3
Revenues | Customer Concentration Risk | Customer 1
Cash and Cash Equivalents [Line Items]
Concentration of credit risk	62.80%
Revenues | Customer Concentration Risk | Customer 2
Cash and Cash Equivalents [Line Items]
Concentration of credit risk	11.30%
Revenues | Customer Concentration Risk | Customer 3
Cash and Cash Equivalents [Line Items]
Concentration of credit risk	10.30%
Revenues | Credit Concentration Risk
Cash and Cash Equivalents [Line Items]
Number of customers | customer	2
Purchases | Supplier concentration risk
Cash and Cash Equivalents [Line Items]
Number of Vendors | item	1
Purchases | Supplier concentration risk | Customer 1
Cash and Cash Equivalents [Line Items]
Concentration of credit risk	100.00%
Accounts receivable | Credit Concentration Risk | Customer 1
Cash and Cash Equivalents [Line Items]
Concentration of credit risk	83.00%
Accounts receivable | Credit Concentration Risk | Customer 2
Cash and Cash Equivalents [Line Items]
Concentration of credit risk	16.90%
HONG KONG
Cash and Cash Equivalents [Line Items]
Cash balance subject to credit risk	$ 0
RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 9,738,293			$ 13,843,088